TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [Abstract]
Trade payables	$ 11,478	$ 6,833
Accruals and other liabilities	16,932	13,597
Payroll taxes	310	659
Employee related social insurance	383	112
Contingent consideration	413	5,384
Deferred income	187	197
Total trade and other payables	$ 29,703	$ 26,782